Unaudited Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Time charter revenue	$ 43,148,575	$ 27,952,803
Commissions (including $349,410 and $539,357, respectively, to related party)	(1,878,833)	(1,234,728)
Net revenue	41,269,742	26,718,075
Operating expenses
Voyage expenses	1,290,792	737,952
Vessel operating expenses (including $113,662 and $240,764, respectively, to related party)	24,710,877	16,114,329
Dry-docking expenses	437,106	1,181,614
Vessel depreciation	5,001,837	2,687,550
Related party management fees	4,048,805	2,496,070
Net gain on sale of vessels	(1,305,016)
General and administrative expenses (including $937,500 and $1,500,000, respectively, to related party)	2,274,205	1,913,764
Other operating income	(2,687,205)
Loss on write-down of vessel held for sale	121,165
Total operating expenses	33,892,566	25,131,279
Operating income	7,377,176	1,586,796
Other income/(expenses)
Interest and other financing costs (including $0 and $287,672, respectively, to related party)	(3,320,074)	(2,272,181)
Loss on debt extinguishment		(328,291)
Loss on derivative, net	(564,631)	(2,885)
Foreign exchange gain / (loss)	(42,538)	7,875
Interest income	16,191	91,141
Other expenses, net	(3,911,052)	(2,504,341)
Net (loss) / income	3,466,124	(917,545)
Dividend Series B Preferred shares	(524,621)	(1,110,467)
Preferred deemed dividend		(504,577)
Earnings / Net (loss) / income attributable to common shareholders	$ 2,941,503	$ (2,532,589)
Weighted average number of shares outstanding during the period, basic & diluted (in shares)	5,621,159	2,129,233
(Loss) / earnings per share attributable to the common shareholders, basic and diluted (in dollars per share)	$ 0.52	$ (1.19)